UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-06336

__Franklin Templeton International Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: _11/30/13

Item 1. Reports to Stockholders.

NOVEMBER 30, 2013

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

A series of Franklin Templeton International Trust

Sign up for electronic delivery
at **franklintempleton.com/edelivery**

ASSET ALLOCATION

Franklin Templeton Global Allocation Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents
Shareholder Letter	1	Semiannual Report		Consolidated Financial Statements	35
		Franklin Templeton Global Allocation Fund	3	Notes to Consolidated Financial Statements	39
		Performance Summary	9	Shareholder Information	58
		Your Fund’s Expenses	12
		Consolidated Financial Highlights and
		Consolidated Statement of Investments	14

| 1

Semiannual Report

Franklin Templeton Global Allocation Fund

Your Fund’s Goal and Main Investments: Franklin Templeton Global Allocation Fund seeks total return. Under normal market conditions, the Fund strategically invests in a diversified core portfolio of equity and fixed income investments, and tactically adjusts the Fund’s exposure to certain asset classes, regions, currencies and sectors independent of the investment processes of the core portfolio’s investment strategies.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin Templeton Global Allocation Fund covers the period ended November 30, 2013.

Performance Overview

Franklin Templeton Global Allocation Fund – Class A delivered a +4.45% cumulative total return for the six months under review. In comparison, the Fund’s blended benchmark generated a +6.22% total return. The blended benchmark is a combination of MSCI All Country World Index (ACWI), which measures stock performance in developed and emerging markets; Citigroup World Government Bond Index (WGBI), which measures performance of investment-grade world government bonds; Dow Jones-UBS Commodity Index Total ReturnSM (DJ-UBSCITRSM), which measures performance of fully collateralized positions of underlying commodity futures; and Payden & Rygel (P&R) 90 Day U.S.

1. Reflects all equity, fixed income and currency positions, including derivatives. The Fund tactically adjusts its exposure to certain asset classes, regions, currencies and sectors through use of various derivative instruments (primarily stock index futures, government bond futures, equity total return swaps, and currency and currency index forwards and futures). The resulting “net notional” exposure generally illustrates how much of the Fund’s assets within each category may be exposed to risk. Notional exposure may differ significantly from amounts included in the Fund’s net asset value calculation and reflected in its financial statements. The use of derivative instruments may allow tactical adjustments to be made quickly and efficiently, and the historical data provided may differ significantly from the Fund’s current allocations.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 18.

Semiannual Report | 3

T-Bill Index, a proxy for short-term investments and other net assets.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 9.

Economic and Market Overview

Developed markets helped lead the global economy during the six-month period under review as the U.S. economic recovery accelerated, Europe exited its long recession, and many central banks’ accommodative policies provided support for financial markets. Increasing export levels helped Asian economies generally improve during the period. Furthermore, increased liquidity resulting from the U.S. Federal Reserve Board’s (Fed’s) asset purchase program helped counterbalance a slowing growth trend in emerging markets. Overall, global stocks moved higher during the period, as measured by the MSCI World Index, while rising interest rates weighed on global bond performance, as measured by the Barclays Global Aggregate Index.

In the U.S., positive employment and residential real estate trends generally exceeded expectations, the economy expanded at its fastest pace in more than a year and several major U.S. equity indexes reached new nominal highs. Notably, the national jobless rate declined to its lowest level since 2008. However, market volatility surfaced surrounding speculation over the timing of the Fed’s tapering of its asset purchase program, the potential for military intervention in Syria and a partial U.S. federal government shutdown. After hinting bond purchases might be curtailed earlier than anticipated, in September Fed Chairman Ben Bernanke surprised investors by promising to maintain the bond-buying program until the Fed observed economic improvement. However, toward period-end, improving U.S. employment data reignited speculation that tapering could begin as early as December.

In Europe, the eurozone unemployment rate improved for the first time in more than two years, and accommodative policies remained intact as the European Central Bank lowered its benchmark interest rate in November following the region’s marginal economic growth. Earlier in the period, rising exports and increased domestic consumption helped the eurozone economy

2. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The Dow Jones-UBS Commodity IndicesSM are a joint product of DJI Opco, LLC, a subsidiary of S&P Dow Jones Indices LLC, and UBS Securities LLC (“UBS”) and have been licensed for use to S&P Opco, LLC and Franklin Templeton Companies, LLC. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC, Dow Jones® and DJ are registered trademarks of Dow Jones Trademark Holdings LLC, and “UBS” is a registered trademark of UBS AG. The Fund’s blended benchmark is currently weighted 50% for the MSCI ACWI, 35% for the Citigroup WGBI, 5% for the DJ-UBSCITR and 10% for the P&R 90 Day U.S. Treasury Bill Index. For the period from 5/31/13 through 11/30/13, the MSCI ACWI had a +10.74% total return, the Citigroup WGBI had a +2.12% total return, the DJ-UBSCITR had a -4.89% total return, and the P&R 90 Day U.S. Treasury Bill Index had a +0.02% total return. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

4 | Semiannual Report

exit its protracted recession. Outside of the eurozone, U.K. gross domestic product (GDP) climbed at its fastest quarterly pace in years.

In Asia, the Bank of Japan set an explicit inflation target and pledged to double bond purchases in an unprecedented wave of policy reform. Following encouraging GDP growth in the second quarter, growth slowed in the third quarter, tempering expectations for Prime Minister Shinzo Abe’s economic initiatives. Near period-end, the Bank of Japan raised its economic growth forecast for the next fiscal year to 1.5% from 1.3%. In South Korea, higher demand for smartphones and automobiles helped exports increase.

Emerging market central banks tended to be less accommodative than their developed market peers. Brazil’s and India’s central banks raised interest rates amid rising inflation, and China’s central bank tightened liquidity to curb real estate and credit speculation. Elsewhere in Asian emerging markets, lower global commodity prices and export levels contributed to slowing economic growth for several countries.

Investment Strategy

We manage the Fund using a multi-manager approach. While we are responsible for the Fund’s overall investments, we employ various other investment managers within Franklin Templeton Investments (subadvisors) who independently manage separate portions of the Fund’s core equity and fixed income portfolio in accordance with the following strategies: all-cap U.S. growth equity, non-U.S. growth equity, deep value equity, non-U.S. value equity, emerging markets equity, global fixed income and global low duration fixed income. The allocations to each strategy may change from time to time and are subject to periodic rebalancing as market values of the portfolio’s securities change or at our discretion.

Under normal market conditions, the Fund’s baseline allocation between broad asset classes is 50% global equity (U.S./international/emerging), 35% global fixed income (U.S./international/emerging), 5% commodity-linked instruments, and 10% cash and derivative instruments. We manage portions of the Fund’s core portfolio, as well as the Fund’s tactical allocation portion, and rebalance the Fund’s portfolio to maintain the baseline strategic allocation to various asset classes and investment strategies. We may change the baseline strategic allocation from time to time.

The tactical allocation portion of the Fund is composed of cash and various derivative instruments, which may include currency forward contracts, equity index futures contracts, equity total return swaps and interest rate futures. We make tactical investment decisions based on quantitative research and a systematic investment strategy driven by bottom-up fundamental analysis, top-down

What is a currency forward contract?

A currency forward contract, or a currency forward, is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

What is a futures contract?

A futures contract, or a future, is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell a security at a specific price on a future date.

What is an equity swap?

A swap agreement, such as an equity total return swap, is a contract between the Fund and a counterparty to exchange on a future date the returns, or differentials in rates of return, that would have been earned or realized if a notional amount were invested in specific instruments.

Semiannual Report | 5

macroeconomic analysis and short-term sentiment indicators. The tactical allocation portion of the Fund is intended to manage the Fund’s overall allocation to equity, fixed income and cash and to adjust the Fund’s country/regional and currency exposures. Although we do not attempt to time the entire market’s direction, we keep the flexibility to shift the Fund’s net exposure (the value of securities held long less the value of securities held short) depending on which market opportunities look more attractive. The Fund may, from time to time, have a net short position in certain asset classes, regions, currencies and sectors.

Manager’s Discussion

For the six-month period ended November 30, 2013, the cumulative total return of Franklin Templeton Global Allocation Fund’s multi-asset portfolio trailed that of its blended benchmark. An overweighting to cash and related assets, and the Fund’s currency positions detracted from relative performance. An underweighted commodities allocation contributed to relative performance as the asset class posted negative returns.

Baseline Strategic Allocation

At period-end, the Fund’s largest asset class exposure was to global equities, which was consistent with their significant structural weight in the baseline strategic asset allocation. Regionally, the largest equity weightings were in Europe and North America, with the U.S., Germany and the U.K. making up the largest country exposures. Germany and the U.K. also finished the period as the largest country overweightings relative to the blended benchmark, followed by South Korea. Conversely, the largest underweightings were in the U.S., Japan and Switzerland. Within the fixed income allocation, the largest regional weightings at period-end were in North America, Asia and Australia. At the country level, the largest fixed income exposures were in the U.S. and Australia. Relative to the blended benchmark, the largest country overweightings were in the U.S., Australia and South Korea, which is not part of the Citigroup WGBI. The largest fixed income underweightings were in Germany, the U.K and Japan.

Tactical Asset Allocation

At period-end, the Fund’s tactical asset allocation included allocations to global equities and fixed income in developed markets, in addition to currency positions. Equity allocations, through the use of index futures, included long positions in German, South Korean, U.K. and French stocks and short positions in Dutch, Swiss, Canadian, Japanese and U.S. stocks.3 Within fixed income, we maintained

3. A long position involves borrowing a security, commodity or currency with the expectation that the asset will subsequently rise in value. A short position involves the sale of a borrowed security, commodity or currency with the expectation that the asset will subsequently fall in value.

6 | Semiannual Report

long futures positions in U.S. Treasuries and Australian government bonds, as well as short futures positions in German Bunds, U.K. Gilts and Canadian government bonds. The currency component of the tactical asset allocation included long positions in the U.S. dollar and Norwegian krone and short exposures to the Japanese yen, British pound and euro, which we achieved through the use of currency forwards.

Equity

For the overall portfolio, the equity portion contributed to relative performance resulting from the Fund’s security selection relative to the benchmark, despite a detractive underweighting. An overweighting in Europe added value, particularly in Germany. An overweighting in South Korea also helped. Elsewhere, an underweighting in Japanese and Spanish stocks hampered relative performance, as those markets performed well throughout the period. An overweighting in non-U.S. value stocks also contributed. Stock selection, especially in the U.S., contributed to relative performance. Furthermore, certain sector exposures, including stock selection in information technology and consumer discretionary, also added value.4

Fixed Income

For the overall portfolio, security selection across the fixed income markets contributed to relative performance, primarily arising from a short position in the U.K., established using bond futures. Holding shorter maturities in the U.S. also added value. An overweighted position in Ireland, and allocation to South Korea (not part of the Citigroup WGBI) also contributed. We used bond futures to establish a long position in Australian government bonds and a short position in German Bunds, with each contributing to relative performance. A positive country allocation effect and underweighted allocation to fixed income holdings in general helped relative performance as bond market returns were generally positive across the countries included in the Citigroup WGBI. Conversely, the Fund’s overweighting to Treasuries detracted from relative performance.

Currencies

Overall, currency positions detracted from performance relative to the blended benchmark. The euro appreciated 5.06% against the U.S. dollar during the period, and the short euro position, achieved via currency forward contracts, was a key detractor from relative performance.5 The British pound and Swiss franc also strengthened against the U.S. dollar, leading the short positions in

4. Information technology comprises semiconductors and semiconductor equipment, software and services, and technology hardware and equipment in the SOI. Consumer discretionary comprises automobiles and components, consumer durables and apparel, consumer services, media and retailing in the SOI.

5. Source: IDC/Exshare.

Portfolio Breakdown*
11/30/13
% of Total
Net Assets
Stocks, Equity Index Futures
& Total Return Swaps	64.4%
Energy	7.7%
Materials	5.5%
Pharmaceuticals, Biotechnology
& Life Sciences	4.9%
Software & Services	4.8%
Banks	4.8%
Capital Goods	4.5%
Diversified Financials	3.3%
Technology Hardware & Equipment	2.7%
Health Care Equipment & Services	2.6%
Insurance	2.3%
Equity Index Futures	8.7%
Total Return Swaps**	-3.6%
Other	16.2%
Bonds, Interest Rate Futures
& Interest Rate Swaps	19.6%
Foreign Government & Agency Securities	18.4%
U.S. Government & Agency Securities	10.3%
Interest Rate Futures - U.S. Government	8.7%
Corporate Bonds	2.6%
Interest Rate Swaps**	-0.7%
Interest Rate Futures –
Foreign Government**	-19.7%
Commodities	4.4%
Exchange Traded Notes	4.4%
Money Market Funds
& Other Net Assets	11.6%

*Shown on a net notional exposure basis. See footnote 1.

**A negative figure reflects net “short” exposure, designed to benefit if the value of the associated asset decreases. Conversely, the Fund’s value would potentially decline if the value of the associated asset increases. See footnote 1.

Semiannual Report | 7

these currencies to detract from relative performance. Somewhat offsetting the negative effects of euro, pound and franc appreciation were short positions in the Japanese yen and the Australian dollar, as these currencies declined versus the U.S. dollar.

We thank you for your participation in Franklin Templeton Global Allocation Fund and look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Todd Saunders assumed portfolio manager responsibilities for the Fund in October 2013. He is a vice president of Tactical Allocation for Franklin Templeton Multi Asset Solutions, responsible for operational management of global tactical asset allocation strategies. Mr. Saunders has 17 years of experience in managing global macro portfolios. Prior to joining Franklin Templeton Investments in 2011, he was CFO and COO at Bayswater Asset Management LLC, a global macro hedge fund based in San Francisco. Before that, he was a founding partner at Kevian Capital, a global macro and long/short global equity hedge fund. Mr. Saunders began his career in global investments at Mellon Capital Management as a portfolio manager and specialist overseeing quantitative models operational integration.

8 | Semiannual Report

Performance Summary as of 11/30/13

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FGAAX)		Change	11/30/13	5/31/13
Net Asset Value (NAV)	+$	0.48	$11.26	$10.78
Class C (Symbol: n/a)		Change	11/30/13	5/31/13
Net Asset Value (NAV)	+$	0.45	$11.17	$10.72
Class R (Symbol: n/a)		Change	11/30/13	5/31/13
Net Asset Value (NAV)	+$	0.47	$11.23	$10.76
Advisor Class (Symbol: FGAZX)		Change	11/30/13	5/31/13
Net Asset Value (NAV)	+$	0.50	$11.29	$10.79

Semiannual Report | 9

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Class A		6-Month		1-Year		Inception (9/1/11)
Cumulative Total Return[2]	+	4.45%	+	9.45%	+	15.33%
Average Annual Total Return[3]		-1.57%	+	3.15%	+	3.78%
Value of $10,000 Investment[4]		$9,843		$10,315		$10,870
Avg. Ann. Total Return (12/31/13)[5]			+	3.10%	+	4.37%
Total Annual Operating Expenses[6]		1.32% (with waiver)		1.59% (without waiver)
Class C		6-Month		1-Year		Inception (9/1/11)
Cumulative Total Return[2]	+	4.20%	+	8.68%	+	13.30%
Average Annual Total Return[3]	+	3.20%	+	7.68%	+	5.72%
Value of $10,000 Investment[4]		$10,320		$10,768		$11,330
Avg. Ann. Total Return (12/31/13)[5]			+	7.65%	+	6.24%
Total Annual Operating Expenses[6]		2.02% (with waiver)		2.29% (without waiver)
Class R		6-Month		1-Year		Inception (9/1/11)
Cumulative Total Return[2]	+	4.37%	+	9.18%	+	14.41%
Average Annual Total Return[3]	+	4.37%	+	9.18%	+	6.18%
Value of $10,000 Investment[4]		$10,437		$10,918		$11,441
Avg. Ann. Total Return (12/31/13)[5]			+	9.11%	+	6.68%
Total Annual Operating Expenses[6]		1.52% (with waiver)		1.79% (without waiver)
Advisor Class		6-Month		1-Year		Inception (9/1/11)
Cumulative Total Return[2]	+	4.63%	+	9.67%	+	15.67%
Average Annual Total Return[3]	+	4.63%	+	9.67%	+	6.69%
Value of $10,000 Investment[4]		$10,463		$10,967		$11,567
Avg. Ann. Total Return (12/31/13)[5]			+	9.70%	+	7.22%
Total Annual Operating Expenses[6]		1.02% (with waiver)		1.29% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

10 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Because the Fund allocates assets to a variety of investment strategies involving certain risks, the Fund is subject to those same risks. These and other risks are described more fully in the Fund’s prospectus. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 9/30/14 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 11

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 6/1/13	Value 11/30/13	Period* 6/1/13–11/30/13
Actual	$1,000	$1,044.50	$6.10
Hypothetical (5% return before expenses)	$1,000	$1,019.10	$6.02
Class C
Actual	$1,000	$1,042.00	$9.88
Hypothetical (5% return before expenses)	$1,000	$1,015.39	$9.75
Class R
Actual	$1,000	$1,043.70	$7.68
Hypothetical (5% return before expenses)	$1,000	$1,017.55	$7.59
Advisor Class
Actual	$1,000	$1,046.30	$5.13
Hypothetical (5% return before expenses)	$1,000	$1,020.05	$5.06

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.19%; C: 1.93%; R: 1.50%; and Advisor: 1.00%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

Semiannual Report | 13

Franklin Templeton International Trust

Consolidated Financial Highlights

Franklin Templeton Global Allocation Fund
	Six Months Ended	Year Ended
	November 30, 2013	May 31,
Class A	(unaudited)	2013	2012 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.78	$9.53	$10.00
Income from investment operations[b]:
Net investment income[c]	0.02	0.08	0.06
Net realized and unrealized gains (losses)	0.46	1.36	(0.47)
Total from investment operations	0.48	1.44	(0.41)
Less distributions from net investment income and net foreign currency gains	—	(0.19)	(0.06)
Net asset value, end of period	$11.26	$10.78	$9.53

Total return[d]	4.45%	15.22%	(4.09)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.73%	2.10%	2.85%
Expenses net of waiver and payments by affiliates	1.19%[f]	1.16%	1.08%
Net investment income	0.49%	0.76%	0.79%

Supplemental data
Net assets, end of period (000’s)	$23,171	$23,472	$18,055
Portfolio turnover rate	19.19%	47.73%	15.34%

aFor the period September 1, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report

Franklin Templeton International Trust

Consolidated Financial Highlights (continued)

Franklin Templeton Global Allocation Fund
	Six Months Ended	Year Ended
	November 30, 2013	May 31,
Class C	(unaudited)	2013	2012 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.72	$9.49	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.01)	—[d]	—[d]
Net realized and unrealized gains (losses)	0.46	1.36	(0.48)
Total from investment operations	0.45	1.36	(0.48)
Less distributions from net investment income and net foreign currency gains	—	(0.13)	(0.03)
Net asset value, end of period	$11.17	$10.72	$9.49

Total return[e]	4.20%	14.40%	(4.77)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	2.47%	2.86%	3.69%
Expenses net of waiver and payments by affiliates	1.93%[g]	1.92%	1.92%
Net investment income (loss)	(0.25)%	—%[h]	(0.05)%

Supplemental data
Net assets, end of period (000’s)	$6,010	$6,315	$3,639
Portfolio turnover rate	19.19%	47.73%	15.34%

aFor the period September 1, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.
hRounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. | 15

Franklin Templeton International Trust

Consolidated Financial Highlights (continued)

Franklin Templeton Global Allocation Fund
	Six Months Ended	Year Ended
	November 30, 2013	May 31,
Class R	(unaudited)	2013	2012 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.76	$9.51	$10.00
Income from investment operations[b]:
Net investment income[c]	0.01	0.04	0.02
Net realized and unrealized gains (losses)	0.46	1.37	(0.47)
Total from investment operations	0.47	1.41	(0.45)
Less distributions from net investment income and net foreign currency gains	—	(0.16)	(0.04)
Net asset value, end of period	$11.23	$10.76	$9.51

Total return[d]	4.37%	14.84%	(4.45)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.04%	2.44%	3.27%
Expenses net of waiver and payments by affiliates	1.50%[f]	1.50%	1.50%
Net investment income	0.18%	0.42%	0.37%

Supplemental data
Net assets, end of period (000’s)	$2,274	$2,155	$1,903
Portfolio turnover rate	19.19%	47.73%	15.34%

aFor the period September 1, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report

Franklin Templeton International Trust

Consolidated Financial Highlights (continued)

Franklin Templeton Global Allocation Fund
	Six Months Ended	Year Ended
	November 30, 2013	May 31,
Advisor Class	(unaudited)	2013	2012 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.79	$9.53	$10.00
Income from investment operations[b]:
Net investment income[c]	0.04	0.09	0.06
Net realized and unrealized gains (losses)	0.46	1.38	(0.47)
Total from investment operations	0.50	1.47	(0.41)
Less distributions from net investment income and net foreign currency gains	—	(0.21)	(0.06)
Net asset value, end of period	$11.29	$10.79	$9.53

Total return[d]	4.63%	15.47%	(4.09)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.54%	1.94%	2.77%
Expenses net of waiver and payments by affiliates	1.00%[f]	1.00%	1.00%
Net investment income	0.68%	0.92%	0.87%

Supplemental data
Net assets, end of period (000’s)	$13,251	$14,511	$12,654
Portfolio turnover rate	19.19%	47.73%	15.34%

aFor the period September 1, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. | 17

Franklin Templeton International Trust

Consolidated Statement of Investments, November 30, 2013 (unaudited)

Franklin Templeton Global Allocation Fund	Country	Shares	Value
Common Stocks 54.7%
Automobiles & Components 1.2%
BorgWarner Inc.	United States	530	$56,800
Brilliance China Automotive Holdings Ltd.	China	114,000	199,689
Cie Generale des Etablissements Michelin, B	France	400	43,442
[a]General Motors Co.	United States	1,686	65,299
Hyundai Mobis	South Korea	224	64,985
Nissan Motor Co. Ltd.	Japan	4,000	36,554
Toyota Motor Corp.	Japan	1,400	87,205
			553,974
Banks 4.3%
Bank Danamon Indonesia Tbk PT	Indonesia	121,000	38,437
Bank of Nova Scotia	Canada	2,500	153,580
BNP Paribas SA	France	2,610	195,885
China Merchants Bank Co. Ltd., H	China	72,201	154,225
CIT Group Inc.	United States	778	39,273
Columbia Banking System Inc.	United States	512	14,193
[a]Commerzbank AG	Germany	1,015	15,084
Hana Financial Group Inc.	South Korea	3,230	121,177
HSBC Holdings PLC	United Kingdom	1,660	18,513
Itau Unibanco Holding SA, ADR	Brazil	6,160	86,671
KB Financial Group Inc.	South Korea	4,010	150,440
[a]Lloyds Banking Group PLC	United Kingdom	43,420	54,971
PNC Financial Services Group Inc.	United States	1,318	101,420
Siam Commercial Bank PCL, fgn.	Thailand	5,700	27,918
[a]Signature Bank/New York NY	United States	900	95,625
Societe Generale	France	1,658	95,348
SunTrust Banks Inc.	United States	1,318	47,751
UniCredit SpA	Italy	18,101	131,302
United Bank Ltd.	Pakistan	101,700	122,893
United Overseas Bank Ltd.	Singapore	9,100	151,697
Wells Fargo & Co.	United States	2,307	101,554
			1,917,957
Capital Goods 4.2%
Alstom SA	France	910	33,407
BAE Systems PLC	United Kingdom	8,000	55,937
The Boeing Co.	United States	470	63,097
Carillion PLC	United Kingdom	8,330	41,044
Caterpillar Inc.	United States	429	36,293
[a]Chart Industries Inc.	United States	500	48,650
[a]CNH Industrial NV	Netherlands	3,079	35,196
Compagnie de Saint-Gobain	France	470	24,989
Danaher Corp.	United States	870	65,076
Fastenal Co.	United States	650	30,244
Honeywell International Inc.	United States	310	27,438
Huntington Ingalls Industries Inc.	United States	620	50,983
Hyundai Development Co.	South Korea	5,880	126,967
ITOCHU Corp.	Japan	8,500	107,220
[a]Jacobs Engineering Group Inc.	United States	570	34,069

18 | Semiannual Report

Franklin Templeton International Trust

Consolidated Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin Templeton Global Allocation Fund	Country	Shares	Value
Common Stocks (continued)
Capital Goods (continued)
[a]Kloeckner & Co. SE	Germany	2,190	$30,582
Koninklijke Philips NV	Netherlands	870	31,135
MTU Aero Engines AG	Germany	1,600	150,359
Noble Group Ltd.	Hong Kong	192,000	169,059
Pall Corp.	United States	710	59,427
Precision Castparts Corp.	United States	370	95,626
Rockwell Automation Inc.	United States	250	28,395
Roper Industries Inc.	United States	530	68,741
SembCorp Marine Ltd.	Singapore	20,000	70,760
Shanghai Electric Group Co. Ltd.	China	52,000	18,781
Siemens AG	Germany	440	58,096
SIG PLC	United Kingdom	18,570	65,226
Stanley Black & Decker Inc.	United States	346	28,161
[a]United Rentals Inc.	United States	1,040	71,479
Weir Group PLC	United Kingdom	4,600	161,197
			1,887,634
Commercial & Professional Services 0.9%
Experian PLC	United Kingdom	8,400	154,908
Nielsen Holdings NV	United States	700	30,212
SGS SA	Switzerland	70	157,726
[a]Stericycle Inc.	United States	680	79,886
			422,732
Consumer Durables & Apparel 1.1%
Burberry Group PLC	United Kingdom	6,700	167,392
Luxottica Group SpA	Italy	2,800	148,261
Namco Bandai Holdings Inc.	Japan	1,700	34,540
NIKE Inc., B	United States	530	41,944
Nikon Corp.	Japan	800	15,168
Ralph Lauren Corp.	United States	270	47,312
[a]Under Armour Inc., A	United States	530	42,771
			497,388
Consumer Services 0.7%
[a]Chipotle Mexican Grill Inc.	United States	80	41,909
Starbucks Corp.	United States	750	61,095
Whitbread PLC	United Kingdom	2,700	157,567
Wynn Resorts Ltd.	United States	340	56,396
			316,967
Diversified Financials 3.1%
Aberdeen Asset Management PLC	United Kingdom	23,500	189,185
AGF Management Ltd.	Canada	1,300	17,574
Azimut Holding SpA	Italy	6,300	161,146
Citigroup Inc.	United States	1,253	66,309
Credit Suisse Group AG	Switzerland	3,618	107,658
Deutsche Boerse AG	Germany	2,426	187,579
Discover Financial Services	United States	800	42,640
[a]GAM Holding Ltd.	Switzerland	1,140	20,934

		Semiannual Report | 19

Franklin Templeton International Trust

Consolidated Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin Templeton Global Allocation Fund	Country	Shares	Value
Common Stocks (continued)
Diversified Financials (continued)
[a]ING Groep NV, IDR	Netherlands	18,103	$235,042
[a]Intercontinentalexchange Group Inc.	United States	220	46,924
JPMorgan Chase & Co.	United States	1,341	76,732
KIWOOM Securities Co. Ltd.	South Korea	415	21,452
Korea Investment Holdings Co. Ltd.	South Korea	620	23,817
Man Group PLC	United Kingdom	33,410	48,457
MLP AG	Germany	3,790	25,330
Morgan Stanley	United States	1,135	35,525
T. Rowe Price Group Inc.	United States	1,010	81,264
Value Partners Group Ltd.	Hong Kong	9,400	6,232
			1,393,800
Energy 7.0%
Anadarko Petroleum Corp.	United States	300	26,646
Apache Corp.	United States	1,067	97,620
Baker Hughes Inc.	United States	2,741	156,127
BG Group PLC	United Kingdom	2,065	42,160
BP PLC	United Kingdom	19,444	153,265
China Shenhua Energy Co. Ltd., H	China	19,500	66,152
CNOOC Ltd.	China	55,000	112,800
CONSOL Energy Inc.	United States	1,463	52,053
Eni SpA	Italy	2,510	60,384
Ensco PLC, A	United States	437	25,818
Ensign Energy Services Inc.	Canada	6,200	94,796
Fugro NV, IDR	Netherlands	2,700	164,184
Gazprom OAO, ADR	Russia	23,800	205,275
Inner Mongolia Yitai Coal Co. Ltd., B	China	52,200	97,823
LUKOIL Holdings, ADR (London Stock Exchange)	Russia	1,850	114,654
Marathon Oil Corp.	United States	2,589	93,308
Murphy Oil Corp.	United States	639	41,490
National Oilwell Varco Inc.	United States	570	46,455
Noble Corp PLC	United States	1,440	54,893
Noble Energy Inc.	United States	850	59,704
Oceaneering International Inc.	United States	380	29,332
PetroChina Co. Ltd., H	China	78,000	92,260
Petroleo Brasileiro SA, ADR	Brazil	1,487	23,703
[b]Reliance Industries Ltd., GDR, 144A	India	4,580	125,034
Royal Dutch Shell PLC, A	United Kingdom	2,400	80,281
Royal Dutch Shell PLC, B	United Kingdom	2,730	95,778
[a]SBM Offshore NV	Netherlands	2,011	40,211
Schlumberger Ltd.	United States	770	68,083
Statoil ASA	Norway	4,310	97,278
Suncor Energy Inc.	Canada	2,200	75,482
Talisman Energy Inc.	Canada	5,511	64,533
Talisman Energy Inc.	Canada	1,681	19,853
[c]TMK OAO, GDR, Reg S	Russia	10,450	118,973
Total SA, B	France	2,340	141,752

20 | Semiannual Report

Franklin Templeton International Trust

Consolidated Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin Templeton Global Allocation Fund	Country	Shares	Value
Common Stocks (continued)
Energy (continued)
Transocean Ltd.	United States	1,143	$57,584
Trican Well Service Ltd.	Canada	6,300	74,781
WorleyParsons Ltd.	Australia	9,300	138,522
[a]WPX Energy Inc.	United States	508	9,444
			3,118,491
Food & Staples Retailing 1.3%
CVS Caremark Corp.	United States	1,323	88,588
The Kroger Co.	United States	1,996	83,333
Metro AG	Germany	1,092	54,722
Tesco PLC	United Kingdom	37,039	210,807
Walgreen Co.	United States	1,118	66,185
Whole Foods Market Inc.	United States	1,160	65,656
			569,291
Food, Beverage & Tobacco 1.1%
Altria Group Inc.	United States	1,491	55,137
British American Tobacco PLC	United Kingdom	1,658	88,426
Coca-Cola Enterprises Inc.	United Kingdom	893	37,452
Dr. Pepper Snapple Group Inc.	United States	716	34,554
Imperial Tobacco Group PLC	United Kingdom	1,331	50,604
Lorillard Inc.	United States	1,217	62,469
Mead Johnson Nutrition Co., A	United States	500	42,255
[a]Monster Beverage Corp.	United States	470	27,815
PepsiCo Inc.	United States	700	59,122
Pernod Ricard SA	France	151	17,113
Philip Morris International Inc.	United States	351	30,024
			504,971
Health Care Equipment & Services 2.5%
Abbott Laboratories	United States	1,630	62,250
[a]Cerner Corp.	United States	1,000	57,470
Cigna Corp.	United States	1,283	112,198
Cochlear Ltd.	Australia	2,800	149,171
[a]DaVita HealthCare Partners Inc.	United States	740	44,067
Elekta AB, B	Sweden	10,300	154,374
Essilor International SA	France	1,300	136,347
[a]Express Scripts Holding Co.	United States	550	37,042
Getinge AB, B	Sweden	1,207	37,726
McKesson Corp.	United States	310	51,426
Medtronic Inc.	United States	2,053	117,678
Nobel Biocare Holding AG	Switzerland	2,136	31,450
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	16,000	37,355
Stryker Corp.	United States	348	25,898
UnitedHealth Group Inc.	United States	65	4,841
WellPoint Inc.	United States	490	45,511
			1,104,804

Semiannual Report | 21

Franklin Templeton International Trust

Consolidated Statement of Investments, November 30, 2013 (unaudited) (continued)

		Franklin Templeton Global Allocation Fund	Country	Shares	Value
		Common Stocks (continued)
		Household & Personal Products 0.8%
		Avon Products Inc.	United States	2,199	$39,208
		Hengan International Group Co. Ltd.	China	13,000	163,828
		Reckitt Benckiser Group PLC	United Kingdom	2,050	164,615
					367,651
		Insurance 2.2%
		ACE Ltd.	United States	1,475	151,600
		Aegon NV	Netherlands	17,125	152,114
		Aflac Inc.	United States	800	53,096
		[a]Alleghany Corp.	United States	140	55,174
		American International Group Inc.	United States	2,549	126,813
		Aviva PLC	United Kingdom	19,480	136,765
		AXA SA	France	4,800	125,744
		China Life Insurance Co. Ltd., H	China	5,000	16,156
		MetLife Inc.	United States	1,078	56,261
		Muenchener Rueckversicherungs-Gesellschaft AG	Germany	220	48,115
		Swiss Re AG	Switzerland	340	30,243
		Zurich Insurance Group AG	Switzerland	116	32,355
					984,436
		Materials 4.7%
		Airgas Inc.	United States	360	39,107
		Akzo Nobel NV	Netherlands	1,060	79,814
		Anglo American PLC (Johannesburg Stock Exchange)	United Kingdom	4,774	105,958
		Anglo American PLC (London Stock Exchange)	United Kingdom	1,510	33,311
		Antofagasta PLC	Chile	6,600	85,685
		Arab Potash Co. PLC	Jordan	2,244	91,466
		CRH PLC	Ireland	2,770	70,213
		Cytec Industries Inc.	United States	700	62,636
		Domtar Corp.	United States	227	19,411
		Ecolab Inc.	United States	1,220	130,747
		Freeport-McMoRan Copper & Gold Inc., B	United States	2,205	76,491
		HudBay Minerals Inc.	Canada	6,500	46,844
		Impala Platinum Holdings Ltd.	South Africa	14,000	162,288
		International Paper Co.	United States	1,655	77,206
		MeadWestvaco Corp.	United States	1,125	39,499
		POSCO	South Korea	298	92,226
		Praxair Inc.	United States	410	51,767
		Rexam PLC	United Kingdom	4,020	32,856
		Sika AG	Switzerland	47	154,317
		Symrise AG	Germany	3,650	161,636
		Syngenta AG	Switzerland	400	157,053
		[c]Tata Steel Ltd., GDR, Reg S	India	21,673	137,786
		[a]ThyssenKrupp AG	Germany	1,324	34,648
		Umicore SA	Belgium	3,300	147,504
					2,090,469
		Media 1.8%
		British Sky Broadcasting Group PLC	United Kingdom	463	6,198
		CBS Corp., B	United States	843	49,366

22	|	Semiannual Report

Franklin Templeton International Trust

Consolidated Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin Templeton Global Allocation Fund	Country	Shares	Value
Common Stocks (continued)
Media (continued)
[a]Charter Communications Inc., A	United States	400	$54,040
Comcast Corp., Special A	United States	323	15,552
[a]Discovery Communications Inc., C	United States	910	73,501
ITV PLC	United Kingdom	52,000	161,512
Reed Elsevier PLC	United Kingdom	5,732	82,854
Sirius XM Holdings Inc.	United States	18,170	68,501
Time Warner Cable Inc.	United States	548	75,745
Twenty-First Century Fox Inc., A	United States	1,050	35,164
Twenty-First Century Fox Inc., B	United States	3,259	107,645
The Walt Disney Co.	United States	1,200	84,648
			814,726
Pharmaceuticals, Biotechnology & Life Sciences 4.6%
[a]Actavis PLC	Ireland	600	97,842
Amgen Inc.	United States	480	54,758
[a]Biogen Idec Inc.	United States	350	101,839
Bristol-Myers Squibb Co.	United States	1,650	84,777
[a]Celgene Corp.	United States	810	131,034
CSL Ltd.	Australia	2,500	156,533
Eli Lilly & Co.	United States	699	35,104
Gerresheimer AG	Germany	540	36,431
[a]Gilead Sciences Inc.	United States	1,930	144,383
GlaxoSmithKline PLC	United Kingdom	5,590	147,957
[a]Hospira Inc.	United States	664	26,102
[a]Illumina Inc.	United States	420	41,160
Ipsen SA	France	750	35,301
Lonza Group AG	Switzerland	540	50,296
Merck & Co. Inc.	United States	3,377	168,276
Novartis AG	Switzerland	550	43,462
Novo Nordisk AS, B	Denmark	680	121,781
[a]Quintiles Transnational Holdings Inc.	United States	700	30,233
Roche Holding AG	Switzerland	980	273,129
Sanofi	France	1,160	122,656
Teva Pharmaceutical Industries Ltd., ADR	Israel	2,922	119,101
[a]Waters Corp.	United States	130	12,939
			2,035,094
Real Estate 0.3%
American Tower Corp.	United States	500	38,885
Brookfield Office Properties Inc.	United States	359	6,893
Land and Houses PCL, fgn.	Thailand	282,800	91,752
			137,530
Retailing 1.6%
[a]Amazon.com Inc.	United States	260	102,341
[a]Dollar General Corp.	United States	460	26,193
Dollarama Inc.	Canada	1,700	137,249
Kingfisher PLC	United Kingdom	10,480	64,399
Kohl’s Corp.	United States	794	43,892
Marks & Spencer Group PLC	United Kingdom	7,550	60,132

		Semiannual Report | 23

Franklin Templeton International Trust

Consolidated Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin Templeton Global Allocation Fund	Country	Shares	Value
Common Stocks (continued)
Retailing (continued)
[a]Priceline.com Inc.	United States	70	$83,463
Start Today Co. Ltd.	Japan	4,700	120,500
Tractor Supply Co.	United States	680	49,783
[a]TripAdvisor Inc.	United States	350	30,912
			718,864
Semiconductors & Semiconductor Equipment 1.5%
ARM Holdings PLC	United Kingdom	8,800	146,452
ASML Holding NV	Netherlands	1,680	157,215
Microchip Technology Inc.	United States	1,600	69,264
Samsung Electronics Co. Ltd.	South Korea	134	189,183
[a]Trina Solar Ltd., ADR	China	2,103	29,442
Xilinx Inc.	United States	1,600	71,088
			662,644
Software & Services 4.5%
[a]ANSYS Inc.	United States	490	41,978
Capcom Co. Ltd.	Japan	2,200	42,529
[a]Check Point Software Technologies Ltd.	Israel	2,400	148,464
Dassault Systemes SA	France	1,100	126,218
Daum Communication Corp.	South Korea	206	16,527
[a]eBay Inc.	United States	720	36,374
[a]Facebook Inc., A	United States	1,760	82,738
[a]Google Inc., A	United States	193	204,501
Infosys Ltd., ADR	India	3,200	172,864
[a]LinkedIn Corp., A	United States	310	69,449
MasterCard Inc., A	United States	210	159,770
MercadoLibre Inc.	Argentina	1,230	136,173
Microsoft Corp.	United States	4,155	158,430
[a]NetSuite Inc.	United States	580	55,726
The Sage Group PLC	United Kingdom	26,518	151,133
[a]Salesforce.com Inc.	United States	1,340	69,801
[a]ServiceNow Inc.	United States	890	47,268
Symantec Corp.	United States	3,214	72,283
Trend Micro Inc.	Japan	1,200	46,981
[a]Vantiv Inc., A	United States	900	27,270
Visa Inc., A	United States	480	97,661
[a]Yahoo! Inc.	United States	1,300	48,074
			2,012,212
Technology Hardware & Equipment 2.5%
Apple Inc.	United States	604	335,866
Cisco Systems Inc.	United States	7,150	151,938
Digital China Holdings Ltd.	China	22,000	25,682
Ericsson, B	Sweden	2,707	33,720
[a]Flextronics International Ltd.	Singapore	5,420	41,084
Hewlett-Packard Co.	United States	2,032	55,575
Kingboard Chemical Holdings Ltd.	Hong Kong	25,700	69,449
QUALCOMM Inc.	United States	1,400	103,012

24 | Semiannual Report

Franklin Templeton International Trust

Consolidated Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin Templeton Global Allocation Fund	Country	Shares	Value
Common Stocks (continued)
Technology Hardware & Equipment (continued)
TE Connectivity Ltd.	United States	752	$39,645
[a]Trimble Navigation Ltd.	United States	1,400	44,660
Xerox Corp.	United States	6,962	79,228
YASKAWA Electric Corp.	Japan	11,000	147,347
			1,127,206
Telecommunication Services 1.4%
China Mobile Ltd.	China	2,500	26,926
China Telecom Corp. Ltd., H	China	106,000	57,289
Orange SA	France	3,230	42,187
[a]SBA Communications Corp.	United States	670	57,064
Telefonica SA	Spain	5,445	89,571
Telenor ASA	Norway	2,490	59,814
Vivendi SA	France	1,795	45,585
Vodafone Group PLC	United Kingdom	62,009	230,101
			608,537
Transportation 1.1%
A.P. Moeller-Maersk AS, B	Denmark	7	70,999
Canadian Pacific Railway Ltd.	Canada	370	56,935
[a]Deutsche Lufthansa AG	Germany	2,700	58,628
DSV AS, B	Denmark	5,200	159,078
[a]Hub Group Inc., A	United States	920	34,620
Kansas City Southern	United States	330	39,936
Union Pacific Corp.	United States	400	64,816
			485,012
Utilities 0.3%
Centrais Eletricas Brasileiras SA	Brazil	3,400	8,617
Centrais Eletricas Brasileiras SA (Eletrobras), ADR	Brazil	2,500	6,400
Entergy Corp.	United States	344	21,290
Exelon Corp.	United States	1,066	28,686
GDF Suez	France	1,079	25,020
NRG Energy Inc.	United States	1,607	42,521
			132,534
Total Common Stocks (Cost $19,163,887)			24,464,924
Preferred Stocks 0.9%
Banks 0.2%
Banco Bradesco SA, ADR, pfd.	Brazil	6,600	87,582
Energy 0.2%
Petroleo Brasileiro SA, ADR, pfd.	Brazil	6,258	103,507
Materials 0.5%
Vale SA, ADR, pfd., A	Brazil	15,400	216,062
Total Preferred Stocks (Cost $515,794)			407,151

Semiannual Report | 25

Franklin Templeton International Trust

Consolidated Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin Templeton Global Allocation Fund	Country	Principal Amount*	Value
Corporate Bonds 2.4%
Banks 0.5%
Bank of Montreal, senior note, 1.45%, 4/09/18	Canada	100,000	$98,429
HSBC USA Inc., senior note, 2.375%, 2/13/15	United Kingdom	120,000	122,688
			221,117
Capital Goods 0.2%
John Deere Capital Corp., 0.70%, 9/04/15	United States	90,000	90,490
Energy 0.4%
Chevron Corp., senior note, 0.889%, 6/24/16	United States	150,000	150,821
[b]NGPL PipeCo LLC,
secured note, 144A, 7.119%, 12/15/17	United States	6,000	5,550
senior secured note, 144A, 9.625%, 6/01/19	United States	25,000	24,875
			181,246
Food & Staples Retailing 0.3%
Costco Wholesale Corp., senior note, 1.125%, 12/15/17	United States	150,000	149,047
Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev Finance, senior note, 0.80%, 1/15/16	Belgium	150,000	150,400
Media 0.4%
Clear Channel Communications Inc., senior secured note, first lien,
9.00%, 12/15/19	United States	65,000	66,625
The Walt Disney Co., senior note, 1.10%, 12/01/17	United States	110,000	109,201
			175,826
Technology Hardware & Equipment 0.2%
[b]Avaya Inc.,
senior note, 144A, 10.50%, 3/01/21	United States	22,000	20,020
senior secured note, 144A, 7.00%, 4/01/19	United States	17,000	16,618
Hewlett-Packard Co., senior note, 2.35%, 3/15/15	United States	50,000	50,890
			87,528
Transportation 0.1%
[b]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	23,000	28,233
Total Corporate Bonds (Cost $1,066,427)			1,083,887
[d,e]Senior Floating Rate Interests 0.1%
Technology Hardware & Equipment 0.1%
Avaya Inc.,
Tranche B-3 Term Loan, 4.736%, 10/26/17	United States	20,890	20,049
Tranche B-5 Term Loan, 8.00%, 3/31/18	United States	4,971	4,958
Total Senior Floating Rate Interests (Cost $23,508)			25,007

		Units
[f]Exchange Traded Notes (Cost $2,068,326) 4.1%
Energy 4.1%
[a,g,h]iPATH Dow Jones-UBS Commodity Index Total Return ETN, 6/12/36	United States	51,100	1,855,441

26 | Semiannual Report

Franklin Templeton International Trust

Consolidated Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin Templeton Global Allocation Fund	Country	Principal Amount*		Value
Foreign Government and Agency Securities 14.0%
Government of Canada,
2.25%, 8/01/14	Canada	18,000	CAD	$17,100
1.00%, 11/01/14	Canada	50,000	CAD	47,106
2.00%, 12/01/14	Canada	48,000	CAD	45,669
1.00%, 2/01/15	Canada	132,000	CAD	124,356
Government of France,
3.25%, 4/25/16	France	125,000	EUR	181,689
[b]senior note, 144A, 1.375%, 1/29/18	France	152,000		149,696
Government of Hungary,
5.50%, 2/12/14	Hungary	10,500,000	HUF	47,541
4.125%, 2/19/18	Hungary	50,000		50,250
5.375%, 2/21/23	Hungary	80,000		78,270
senior note, 6.25%, 1/29/20	Hungary	32,000		34,480
senior note, 6.375%, 3/29/21	Hungary	6,000		6,458
[c]senior note, Reg S, 4.375%, 7/04/17	Hungary	95,000	EUR	132,590
[c]senior note, Reg S, 5.75%, 6/11/18	Hungary	10,000	EUR	14,518
Government of Ireland,
5.50%, 10/18/17	Ireland	40,300	EUR	62,218
5.90%, 10/18/19	Ireland	26,000	EUR	41,382
4.50%, 4/18/20	Ireland	40,000	EUR	59,157
5.00%, 10/18/20	Ireland	123,000	EUR	186,883
senior bond, 4.50%, 10/18/18	Ireland	11,000	EUR	16,532
senior bond, 4.40%, 6/18/19	Ireland	37,000	EUR	55,145
senior bond, 5.40%, 3/13/25	Ireland	131,670	EUR	202,487
Government of Malaysia,
3.434%, 8/15/14	Malaysia	960,000	MYR	298,792
3.741%, 2/27/15	Malaysia	120,000	MYR	37,539
3.835%, 8/12/15	Malaysia	70,000	MYR	21,989
4.72%, 9/30/15	Malaysia	507,000	MYR	161,872
3.197%, 10/15/15	Malaysia	40,000	MYR	12,435
Government of Mexico,
8.00%, 12/19/13	Mexico	38,700	[i] MXN	295,809
9.50%, 12/18/14	Mexico	23,700	[i] MXN	191,656
6.00%, 6/18/15	Mexico	4,720	[i] MXN	37,265
8.00%, 12/17/15	Mexico	10,770	[i] MXN	88,894
6.25%, 6/16/16	Mexico	290	[i] MXN	2,334
[b]Government of Netherlands, 144A, zero cpn., 4/15/16	Netherlands	120,000	EUR	161,907
Government of Poland,
5.75%, 4/25/14	Poland	1,000,000	PLN	327,213
5.50%, 4/25/15	Poland	235,000	PLN	78,812
6.25%, 10/24/15	Poland	6,000	PLN	2,059
5.00%, 4/25/16	Poland	165,000	PLN	55,655
Strip, 7/25/14	Poland	90,000	PLN	28,646
Strip, 7/25/15	Poland	491,000	PLN	151,677
Strip, 1/25/16	Poland	485,000	PLN	147,058
Government of Singapore, senior bond, 0.25%, 2/01/14	Singapore	322,000	SGD	256,567
[b]Government of Slovenia, senior note, 144A, 5.85%, 5/10/23	Slovenia	200,000		202,026
Government of Sweden, 6.75%, 5/05/14	Sweden	1,670,000	SEK	260,937
[b]Government of Ukraine, 144A, 7.75%, 9/23/20	Ukraine	280,000		247,800

Semiannual Report | 27

Franklin Templeton International Trust

Consolidated Statement of Investments, November 30, 2013 (unaudited) (continued)

		Franklin Templeton Global Allocation Fund	Country	Principal Amount*		Value
		Foreign Government and Agency Securities (continued)
		Korea Monetary Stabilization Bond,
		senior bond, 2.47%, 4/02/15	South Korea	38,900,000	KRW	$36,629
		senior bond, 2.80%, 8/02/15	South Korea	181,710,000	KRW	171,546
		senior note, 2.78%, 10/02/14	South Korea	71,000,000	KRW	67,174
		senior note, 2.84%, 12/02/14	South Korea	14,730,000	KRW	13,941
		senior note, 2.74%, 2/02/15	South Korea	40,790,000	KRW	38,556
		senior note, 2.76%, 6/02/15	South Korea	50,000,000	KRW	47,225
		Korea Treasury Bond,
		senior bond, 3.00%, 12/10/13	South Korea	365,000,000	KRW	344,949
		senior note, 3.25%, 12/10/14	South Korea	92,800,000	KRW	88,178
		senior note, 3.25%, 6/10/15	South Korea	80,160,000	KRW	76,243
		senior note, 2.75%, 12/10/15	South Korea	216,120,000	KRW	203,626
		[j]Mexican Udibonos, Index Linked,
		4.50%, 12/18/14	Mexico	557	[k] MXN	4,470
		5.00%, 6/16/16	Mexico	57,897	[k] MXN	490,410
		3.50%, 12/14/17	Mexico	1,808	[k] MXN	15,073
		4.00%, 6/13/19	Mexico	1,707	[k] MXN	14,689
		2.50%, 12/10/20	Mexico	352	[k] MXN	2,778
		Total Foreign Government and Agency Securities
		(Cost $6,073,897)				6,237,956
		U.S. Government and Agency Securities 7.3%
		FHLB,
		0.25%, 2/20/15	United States	375,000		375,247
		0.375%, 6/24/16	United States	190,000		189,908
		U.S. Treasury Note,
		0.625%, 7/15/14	United States	1,375,000		1,379,243
		0.375%, 3/15/15	United States	150,000		150,346
		1.00%, 8/31/16	United States	1,085,000		1,100,130
		[j]Index Linked, 0.125%, 4/15/18	United States	63,812		65,833
		Total U.S. Government and Agency Securities
		(Cost $3,244,732)				3,260,707

				Contracts
		Options Purchased (Cost $1,852) 0.0%†
		Puts – Exchange-Traded
		Telecommunication Services 0.0%†
		Verizon Communications Inc., December Strike Price $55, Expires
		12/21/13	United States	4		2,160
		Total Investments before Short Term Investments
		(Cost $32,158,423)				37,337,233

				Principal Amount*
		Short Term Investments 12.4%
		Foreign Government and Agency Securities 3.3%
		[l]Bank of Negara Monetary Notes, 12/19/13 - 11/06/14	Malaysia	1,317,000	MYR	401,570
		Government of Canada,
		1.00%, 2/01/14	Canada	92,000	CAD	86,672
		2.00%, 3/01/14	Canada	20,000	CAD	18,890
28	|	Semiannual Report

Franklin Templeton International Trust

Consolidated Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin Templeton Global Allocation Fund	Country	Principal Amount*		Value
Short Term Investments (continued)
Foreign Government and Agency Securities (continued)
Government of Germany, 2.25%, 4/11/14	Germany	125,000	EUR	$171,086
Government of Poland, Strip, 1/25/14	Poland	500,000	PLN	160,998
Korea Monetary Stabilization Bond,
senior bond, 2.72%, 9/09/14	South Korea	18,000,000	KRW	17,019
senior note, 2.57%, 6/09/14	South Korea	126,000,000	KRW	119,057
[l]Mexico Treasury Bills, 12/11/13 - 4/30/14	Mexico	121,060	[m]MXN	91,393
[l]Monetary Authority of Singapore Treasury Bill, 1/03/14	Singapore	270,000	SGD	215,109
[l]Singapore Treasury Bills, 1/10/14 - 1/24/14	Singapore	201,000	SGD	160,128
[l]Sweden Treasury Bill, 12/18/13	Sweden	120,000	SEK	18,290
Total Foreign Government and Agency Securities
(Cost $1,464,699)				1,460,212
U.S. Government and Agency Securities (Cost $1,050,496) 2.3%
U.S. Treasury Note, 0.25%, 3/31/14	United States	1,050,000		1,050,431
Total Investments before Money Market Funds
(Cost $34,673,618)				39,847,876

		Shares
Money Market Funds (Cost $3,046,319) 6.8%
a,[n]Institutional Fiduciary Trust Money Market Portfolio	United States	3,046,319		3,046,319
Total Investments (Cost $37,719,937) 95.9%				42,894,195
Other Assets, less Liabilities 4.1%				1,812,148
Net Assets 100.0%				$44,706,343

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30,
2013, the aggregate value of these securities was $981,759, representing 2.20% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis-
tration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2013, the aggregate value of these securities was
$403,867, representing 0.90% of net assets.
dSee Note 1(g) regarding senior floating rate interests.
eThe coupon rate shown represents the rate at period end.
fSee Note 1(e) regarding exchange traded notes.
gSecurity does not guarantee any return of principal at maturity, upon redemption or otherwise. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee.
hThe security is owned by GAF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 1(f).
iPrincipal amount is stated in 100 Mexican Peso Units.
jPrincipal amount of security is adjusted for inflation. See Note 1(i).
kPrincipal amount is stated in 100 Unidad de Inversion Units.
lThe security is traded on a discount basis with no stated coupon rate.
mPrincipal amount is stated in 10 Mexican Peso Units.
nSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Semiannual Report | 29

Franklin Templeton International Trust

Consolidated Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin Templeton Global Allocation Fund

At November 30, 2013, the Fund had the following financial futures contracts outstanding. See Note 1(c).

Financial Futures Contracts

		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation Depreciation
Equity Contracts
Amsterdam Index	Short	4	$431,210	12/20/13	$—	$(6,465)
CAC 40 Index	Long	10	582,210	12/20/13	7,244	—
DAX Index	Long	12	3,835,171	12/20/13	289,693	—
FTSE 100 Index	Long	12	1,305,405	12/20/13	14,786	—
KOSPI 200 Index	Long	16	2,042,317	12/12/13	68,329	—
S&P 500 E-Mini	Short	25	2,255,125	12/20/13	—	(152,951)
S&P/TSX 60 Index	Short	4	581,215	12/19/13	—	(32,824)
TOPIX Index	Short	7	862,826	12/12/13	—	(59,483)
Unrealized appreciation (depreciation) on equity contracts					$380,052	$(251,723)

Interest Rate Contracts
Australian 10 Yr. Bond	Long	42	4,395,680	12/16/13	—	(14,186)
Canadian 10 Yr. Bond	Short	2	242,487	3/20/14	691	—
Euro-Bund	Short	45	8,662,449	12/6/13	—	(186,265)
Long Gilt	Short	21	3,742,515	3/27/14	6,795	—
U.S. Treasury 10 Yr. Note	Long	29	3,635,875	3/20/14	2,177	—
Unrealized appreciation (depreciation) on interest rate contracts					9,663	(200,451)
Net unrealized appreciation (depreciation) on financial futures contracts						$(62,459)

At November 30, 2013, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount*	Date	Appreciation Depreciation
Indian Rupee	JPHQ	Buy	11,380,800	170,703	12/04/13	$11,451	$—
Indian Rupee	JPHQ	Sell	11,380,800	182,268	12/04/13	114	—
Australian Dollar	DBAB	Sell	230,000	211,293	12/18/13	2,027	—
British Pound	DBAB	Sell	900,000	1,426,956	12/18/13	—	(44,879)
Canadian Dollar	DBAB	Sell	1,210,000	1,167,956	12/18/13	28,615	—
Euro	DBAB	Sell	1,308,000	1,734,851	12/18/13	—	(41,925)
Japanese Yen	DBAB	Sell	138,000,000	1,389,869	12/18/13	42,288	—
Norwegian Krone	DBAB	Buy	4,750,000	797,150	12/18/13	—	(23,090)
South Korean Won	JPHQ	Sell	397,922,400	363,790	12/18/13	—	(11,721)
Swedish Krona	DBAB	Buy	3,137,000	476,643	12/18/13	1,449	—
Swiss Franc	DBAB	Sell	900,000	965,034	12/18/13	—	(27,770)
Euro	UBSW	Sell	108,000	143,575	12/20/13	—	(3,131)
Euro	RBS	Buy	392,000	530,364	12/27/13	2,125	—
Polish Zloty	RBS	Buy	400,000	127,632	12/27/13	1,378	—
Euro	DBAB	Sell	24,773	32,557	1/07/14	—	(1,095)
Euro	BOFA	Sell	54,060	70,718	1/17/14	—	(2,718)
Euro	BONY	Sell	408	543	1/17/14	—	(11)

30 | Semiannual Report

Franklin Templeton International Trust

Consolidated Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin Templeton Global Allocation Fund

Forward Exchange Contracts (continued)
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount*	Date	Appreciation Depreciation
Euro	BZWS	Sell	49,245	64,307	1/17/14	$—	$(2,589)
Euro	DBAB	Sell	3,429	4,541	1/17/14	—	(117)
Euro	FBCO	Sell	1,360	1,862	1/17/14	14	—
Euro	FBCO	Sell	7,513	10,079	1/17/14	—	(127)
Euro	HSBC	Buy	215	292	1/17/14	—	(1)
Euro	HSBC	Sell	1,559	2,131	1/17/14	13	—
Euro	HSBC	Sell	4,958	6,688	1/17/14	—	(47)
Euro	SSBT	Sell	1,134	1,516	1/17/14	—	(25)
Euro	SSBT	Sell	565	773	1/17/14	6	—
Japanese Yen	DBAB	Sell	3,820,000	43,092	1/17/14	5,782	—
Japanese Yen	JPHQ	Sell	6,930,000	78,267	1/17/14	10,582	—
Euro	DBAB	Sell	64,000	86,336	1/31/14	—	(606)
Euro	DBAB	Sell	113,000	151,638	2/11/14	—	(1,871)
Japanese Yen	HSBC	Sell	4,290,000	46,123	2/12/14	4,218	—
Japanese Yen	JPHQ	Sell	4,287,000	46,115	2/12/14	4,239	—
South Korean Won	FBCO	Buy	4,605,319	4,297	2/12/14	33	—
South Korean Won	FBCO	Sell	89,007,319	83,185	2/12/14	—	(513)
South Korean Won	HSBC	Sell	1,166,809	1,099	2/12/14	2	—
Japanese Yen	CITI	Sell	5,680,000	61,467	2/13/14	5,983	—
Japanese Yen	JPHQ	Sell	2,850,000	30,795	2/13/14	2,956	—
Japanese Yen	JPHQ	Sell	2,850,000	30,780	2/18/14	2,940	—
Malaysian Ringgit	HSBC	Buy	49,054	14,547	2/18/14	665	—
British Pound	BOFA	Sell	288,070	447,857	2/19/14	—	(23,015)
British Pound	FBCO	Sell	21,964	35,146	2/19/14	—	(756)
British Pound	HSBC	Buy	28,480	44,142	2/19/14	2,411	—
British Pound	HSBC	Sell	5,098	8,121	2/19/14	—	(212)
British Pound	SSBT	Sell	5,600	8,698	2/19/14	—	(455)
Japanese Yen	CITI	Sell	2,840,000	30,770	2/19/14	3,027	—
Japanese Yen	GSFX	Sell	2,850,000	30,746	2/19/14	2,905	—
Japanese Yen	BZWS	Sell	1,420,000	15,339	2/25/14	1,467	—
Euro	BZWS	Sell	70,528	94,209	2/27/14	—	(1,605)
Japanese Yen	BZWS	Sell	2,840,000	30,708	2/27/14	2,964	—
Japanese Yen	DBAB	Sell	915,000	9,996	2/27/14	1,058	—
Indian Rupee	JPHQ	Buy	11,380,800	178,382	2/28/14	—	(324)
Euro	DBAB	Sell	83,517	109,887	3/03/14	—	(3,574)
Euro	BZWS	Sell	7,491	9,802	3/07/14	—	(375)
Euro	DBAB	Sell	40,000	52,356	3/07/14	—	(1,986)
Japanese Yen	BZWS	Sell	3,863,800	38,972	3/07/14	1,225	—
Euro	BZWS	Sell	12,953	16,874	3/10/14	—	(723)
Euro	CITI	Sell	25,814	33,725	3/10/14	—	(1,345)
Mexican Peso	HSBC	Buy	753,430	57,352	3/10/14	—	(313)
Malaysian Ringgit	HSBC	Buy	113,809	35,915	3/11/14	—	(620)
Malaysian Ringgit	JPHQ	Buy	30,630	9,672	3/12/14	—	(173)
Euro	BZWS	Sell	4,551	5,922	3/17/14	—	(261)
Euro	CITI	Sell	2,661	3,454	3/18/14	—	(161)

						Semiannual Report | 31

Franklin Templeton International Trust

Consolidated Statement of Investments, November 30, 2013 (unaudited) (continued)

		Franklin Templeton Global Allocation Fund

		Forward Exchange Contracts (continued)
						Contract		Settlement	Unrealized	Unrealized
		Currency	Counterparty	Type	Quantity	Amount*		Date	Appreciation Depreciation
		Malaysian Ringgit	DBAB	Buy	38,299	11,505		3/18/14	$373	$—
		Hungary Forint	DBAB	Buy	8,203,000	25,977	EUR	3/19/14	1,450	—
		Hungary Forint	JPHQ	Buy	2,458,480	7,793	EUR	3/19/14	424	—
		Japanese Yen	CITI	Sell	3,100,000	32,650		3/19/14	2,363	—
		Hungary Forint	JPHQ	Buy	4,113,000	12,988	EUR	3/20/14	776	—
		Euro	BZWS	Sell	4,538	5,893		3/21/14	—	(272)
		Hungary Forint	JPHQ	Buy	4,091,000	12,989	EUR	3/21/14	676	—
		Japanese Yen	BZWS	Sell	1,580,000	16,702		3/24/14	1,265	—
		Japanese Yen	DBAB	Sell	1,542,000	16,333		3/24/14	1,266	—
		Euro	CITI	Sell	9,009	11,718		3/26/14	—	(522)
		Euro	DBAB	Sell	4,566	5,887		3/31/14	—	(316)
		Euro	DBAB	Buy	4,566	5,960		3/31/14	244	—
		Euro	DBAB	Sell	2,665	3,425		4/03/14	—	(196)
		Euro	BZWS	Sell	4,483	5,770		4/07/14	—	(321)
		Euro	DBAB	Sell	5,365	7,021		4/11/14	—	(268)
		Euro	HSBC	Sell	5,386	7,050		4/16/14	—	(268)
		Japanese Yen	BZWS	Sell	1,270,000	13,056		4/21/14	645	—
		Japanese Yen	JPHQ	Sell	760,000	7,802		4/21/14	375	—
		Euro	BZWS	Sell	4,457	5,870		4/22/14	—	(186)
		Euro	JPHQ	Sell	865	1,132		4/22/14	—	(43)
		Japanese Yen	JPHQ	Sell	880,000	8,990		4/22/14	390	—
		Euro	BZWS	Sell	3,615	4,715		4/30/14	—	(197)
		Euro	DBAB	Sell	16,000	21,242		4/30/14	—	(497)
		Euro	BZWS	Sell	9,004	11,934		5/05/14	—	(299)
		Euro	GSFX	Sell	4,537	5,969		5/07/14	—	(196)
		Euro	CITI	Sell	9,840	12,987		5/13/14	—	(382)
		Euro	BOFA	Sell	58,752	78,990		5/15/14	—	(837)
		Euro	BZWS	Sell	3,672	4,779		5/16/14	—	(210)
		Euro	BOFA	Sell	789	1,064		5/19/14	—	(8)
		Euro	BZWS	Sell	19,084	24,566		5/21/14	—	(1,364)
		Swedish Krona	BZWS	Buy	480,000	53,359	EUR	5/21/14	437	—
		Euro	JPHQ	Sell	11,547	14,929		5/23/14	—	(760)
		Euro	BZWS	Sell	5,324	6,879		5/30/14	—	(355)
		Euro	BZWS	Sell	13,300	17,337		6/05/14	—	(735)
		Japanese Yen	CITI	Sell	3,100,000	31,259		6/09/14	955	—
		Japanese Yen	HSBC	Sell	4,600,000	46,460		6/09/14	1,492	—
		Japanese Yen	JPHQ	Sell	3,100,000	31,135		6/09/14	831	—
		Japanese Yen	BZWS	Sell	4,130,000	42,439		6/10/14	2,066	—
		Japanese Yen	HSBC	Sell	4,400,000	45,487		6/10/14	2,474	—
		Japanese Yen	JPHQ	Sell	2,980,000	30,286		6/10/14	1,154	—
		Japanese Yen	DBAB	Sell	1,500,000	15,609		6/11/14	946	—
		Japanese Yen	JPHQ	Sell	4,080,000	42,490		6/11/14	2,605	—
		Japanese Yen	JPHQ	Sell	1,700,000	17,992		6/17/14	1,373	—
		Euro	BZWS	Sell	1,929	2,590		6/20/14	—	(31)
		Euro	DBAB	Sell	12,000	15,872		7/25/14	—	(436)

32	|	Semiannual Report

Franklin Templeton International Trust

Consolidated Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin Templeton Global Allocation Fund

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount*		Date	Appreciation Depreciation
Euro	GSFX	Sell	12,000	15,886		7/25/14	$—	$(421)
Euro	JPHQ	Sell	16,000	21,271		7/31/14	—	(473)
Euro	UBSW	Sell	17,000	22,625		8/01/14	—	(478)
Euro	HSBC	Sell	16,000	21,207		8/04/14	—	(537)
Euro	BZWS	Sell	8,000	10,610		8/05/14	—	(262)
Japanese Yen	CITI	Sell	34,544,250	356,104		8/29/14	18,179	—
Japanese Yen	JPHQ	Sell	33,831,600	348,171		8/29/14	17,217	—
Philippine Peso	JPHQ	Buy	10,959,000	246,936		8/29/14	5,857	—
Swedish Krona	DBAB	Buy	3,003,165	341,548	EUR	8/29/14	—	(8,823)
Euro	DBAB	Sell	805,000	1,066,062		9/03/14	—	(28,034)
Chilean Peso	DBAB	Buy	114,700,000	214,754		9/05/14	—	(5,828)
Hungary Forint	JPHQ	Buy	4,038,000	13,320	EUR	9/23/14	—	(206)
Hungary Forint	JPHQ	Buy	3,232,000	10,554	EUR	9/25/14	—	(20)
Euro	DBAB	Sell	32,000	43,182		9/26/14	—	(314)
Mexican Peso	DBAB	Buy	1,296,000	95,716		10/14/14	675	—
Chilean Peso	CITI	Buy	160,137,000	307,778		10/20/14	—	(17,399)
Japanese Yen	JPHQ	Sell	6,550,000	66,728		10/20/14	2,620	—
Euro	BZWS	Sell	174,000	237,945		10/21/14	1,417	—
Japanese Yen	BZWS	Sell	840,000	8,614		10/22/14	391	—
Euro	JPHQ	Sell	17,084	22,780		11/12/14	—	(445)
Japanese Yen	JPHQ	Sell	1,300,000	13,146		11/13/14	418	—
Japanese Yen	DBAB	Sell	1,634,000	16,447		11/14/14	449	—
Euro	DBAB	Sell	21,573	28,999		11/17/14	—	(329)
Euro	JPHQ	Sell	21,301	28,833		11/20/14	—	(126)
Brazilian Real	HSBC	Buy	110,000	44,643		11/21/14	—	(1,389)
Unrealized appreciation (depreciation)							213,740	(271,917)
Net unrealized appreciation (depreciation)								$(58,177)

*In U.S. dollars unless otherwise indicated.

At November 30, 2013, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts
	Counterparty/		Notional	Unrealized	Unrealized
Description	Exchange	Expiration Date	Amount	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate semiannual 3.018%	CME	8/22/23	$190,000	$—	$(5,306)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate semiannual 3.848%	CME	8/22/43	110,000	—	(2,850)
Net unrealized appreciation (depreciation)					$(8,156)

Semiannual Report | 33

Franklin Templeton International Trust

Consolidated Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin Templeton Global Allocation Fund

At November 30, 2013, the Fund had the following total return swap contracts outstanding. See Note 1(c).

Total Return Swap Contracts
	Counterparty/	Notional		Number of	Expiration	Unrealized	Unrealized
Description	Exchange	Amount		Contracts	Date	Appreciation	Depreciation
OTC Swaps
Traded Index
Swiss Market Index Bullet Swap	MSCO	1,489,860	CHF	18	12/20/13	$ —	$(5,531)
OTC Swaps unrealized appreciation (depreciation)							$(5,531)

See Abbreviations on page 57.

34 | The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report

Franklin Templeton International Trust

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities
November 30, 2013 (unaudited)

Franklin Templeton
Global Allocation
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$34,673,618
Cost - Sweep Money Fund (Note 7)	3,046,319
Total cost of investments	$37,719,937
Value - Unaffiliated issuers	$39,847,876
Value - Sweep Money Fund (Note 7)	3,046,319
Total value of investments	42,894,195
Cash	423,423
Restricted cash (Note 1d)	59,400
Foreign currency, at value (cost $44,998)	45,011
Receivables:
Investment securities sold	23,241
Capital shares sold	2,787
Dividends and interest	164,015
Affiliates	8,073
Due from brokers	1,334,868
Variation margin	12,688
Unrealized appreciation on forward exchange contracts	213,740
Total assets	45,181,441
Liabilities:
Payables:
Investment securities purchased	77,850
Capital shares redeemed	4,281
Management fees	17,455
Distribution fees	9,516
Transfer agent fees	19,272
Due to brokers	59,400
Unrealized depreciation on forward exchange contracts	271,917
Unrealized depreciation on OTC swap contracts	5,531
Deferred tax	221
Accrued expenses and other liabilities	9,655
Total liabilities	475,098
Net assets, at value	$44,706,343
Net assets consist of:
Paid-in capital	$39,076,308
Undistributed net investment income	883,857
Net unrealized appreciation (depreciation)	5,045,171
Accumulated net realized gain (loss)	(298,993)
Net assets, at value	$44,706,343

Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. | 35

Franklin Templeton International Trust

Consolidated Financial Statements (continued)

Consolidated Statement of Assets and Liabilities (continued)
November 30, 2013 (unaudited)

Franklin Templeton
Global Allocation
Fund
Class A:
Net assets, at value	$23,171,283
Shares outstanding	2,057,655
Net asset value per share[a]	$11.26
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.95
Class C:
Net assets, at value	$6,010,194
Shares outstanding	538,286
Net asset value and maximum offering price per share[a]	$11.17
Class R:
Net assets, at value	$2,273,834
Shares outstanding	202,451
Net asset value and maximum offering price per share	$11.23
Advisor Class:
Net assets, at value	$13,251,032
Shares outstanding	1,174,063
Net asset value and maximum offering price per share	$11.29

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

36 | The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report

Franklin Templeton International Trust

Consolidated Financial Statements (continued)

Consolidated Statement of Operations
for the six months ended November 30, 2013 (unaudited)

Franklin Templeton
Global Allocation
Fund
Investment income:
Dividends (net of foreign taxes of $13,175)	$233,217
Interest (net of foreign taxes of $2,044)	141,789
Total investment income	375,006
Expenses:
Management fees (Note 3a)	211,754
Administrative fees (Note 3b)	770
Distribution fees: (Note 3c)
Class A	28,268
Class C	29,025
Class R	5,459
Transfer agent fees: (Note 3e)
Class A	9,332
Class C	2,603
Class R	918
Advisor Class	5,983
Custodian fees (Note 4)	3,500
Reports to shareholders	11,379
Registration and filing fees	32,688
Professional fees	41,191
Other	23,411
Total expenses	406,281
Expense reductions (Note 4)	(10)
Expenses waived/paid by affiliates (Note 3f)	(121,060)
Net expenses	285,211
Net investment income	89,795
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	504,245
Foreign currency transactions	(43,710)
Futures contracts	(151,316)
Swap contracts	(69,482)
Net realized gain (loss)	239,737
Net change in unrealized appreciation (depreciation) on:
Investments	1,695,567
Translation of other assets and liabilities denominated in foreign currencies	(141,014)
Change in deferred taxes on unrealized appreciation	(221)
Net change in unrealized appreciation (depreciation)	1,554,332
Net realized and unrealized gain (loss)	1,794,069
Net increase (decrease) in net assets resulting from operations	$1,883,864

Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. | 37

Franklin Templeton International Trust

Consolidated Financial Statements (continued)

Consolidated Statements of Changes in Net Assets

	Franklin Templeton
	Global Allocation Fund
	Six Months Ended
	November 30, 2013	Year Ended
	(unaudited)	May 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$89,795	$303,284
Net realized gain (loss) from investments, written options, foreign currency transactions,
futures contracts and swap contracts	239,737	305,609
Net change in unrealized appreciation (depreciation) on investments, translation of other
assets and liabilities denominated in foreign currencies and deferred taxes	1,554,332	5,169,329
Net increase (decrease) in net assets resulting from operations	1,883,864	5,778,222
Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class A	—	(402,416)
Class C	—	(63,603)
Class R	—	(31,141)
Advisor Class	—	(273,230)
Total distributions to shareholders	—	(770,390)
Capital share transactions: (Note 2)
Class A	(1,207,863)	2,893,112
Class C	(540,188)	2,117,484
Class R	24,837	2,342
Advisor Class	(1,907,023)	181,598
Total capital share transactions	(3,630,237)	5,194,536
Net increase (decrease) in net assets	(1,746,373)	10,202,368
Net assets:
Beginning of period	46,452,716	36,250,348
End of period	$44,706,343	$46,452,716
Undistributed net investment income included in net assets:
End of period	$883,857	$794,062

38 | The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report

Franklin Templeton International Trust

Notes to Consolidated Financial Statements (unaudited)

Franklin Templeton Global Allocation Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of four separate funds. The Franklin Templeton Global Allocation Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves,

Semiannual Report | 39

Franklin Templeton International Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market

40 | Semiannual Report

Franklin Templeton International Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Consolidated Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or

Semiannual Report | 41

Franklin Templeton International Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

42 | Semiannual Report

Franklin Templeton International Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate or equity price risk, and certain foreign securities. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Consolidated Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Consolidated Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying asset. A total return swap is an agreement between the Fund and a counterparty to exchange a market linked return for a floating rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized depreciation or appreciation until the payments are made, at which time they are realized. Payments received or paid to recognize changes in the value of the underlying asset are recorded as realized gain or loss.

The Fund purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

See Note 9 regarding other derivative information.

Semiannual Report | 43

Franklin Templeton International Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Restricted Cash

At November 30, 2013, the Fund received restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Consolidated Statement of Assets and Liabilities.

e. Exchange Traded Notes

The Fund purchases exchange traded notes. Exchange traded notes are senior, unsecured, unsub-ordinated debt securities issued by an underwriting bank. Exchange traded notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate the economic effects that would apply had the Fund directly purchased the underlying referenced asset or basket of assets. The risks of exchange traded notes include the credit risk of the issuer, counterparty risk, and the potential inability of the Fund to dispose of the exchange traded note in the normal course of business.

f. Investment in GAF Holdings Corp. (GAF Subsidiary)

The Fund invests in certain financial instruments through its investment in the GAF Subsidiary. The GAF Subsidiary is a Cayman Islands exempted Liability Company, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At November 30, 2013, the GAF Subsidiary’s investment as well as any other assets and liabilities of the GAF Subsidiary are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Fund and the GAF Subsidiary. All intercompany transactions and balances have been eliminated. At November 30, 2013, the net assets of the GAF Subsidiary were $2,237,235, representing 5.00% of the Fund’s consolidated net assets. The Fund’s investment in the GAF Subsidiary is limited to 25% of consolidated assets.

g. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

44 | Semiannual Report

Franklin Templeton International Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

i. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Semiannual Report | 45

Franklin Templeton International Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
i.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Consolidated Statement of Operations.

j. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

k. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At November 30, 2013, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2013		May 31, 2013
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	331,900	$3,630,662	716,072	$7,472,067
Shares issued in reinvestment of
distributions	—	—	14,233	148,024
Shares redeemed	(452,055)	(4,838,525)	(447,532)	(4,726,979)
Net increase (decrease)	(120,155)	$(1,207,863)	282,773	$2,893,112
46 | Semiannual Report

Franklin Templeton International Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended		Year Ended
	November 30, 2013		May 31, 2013
	Shares	Amount	Shares	Amount
Class C Shares:
Shares sold	103,871	$1,122,729	240,247	$2,478,372
Shares issued in reinvestment of
distributions	—	—	3,453	35,846
Shares redeemed	(154,583)	(1,662,917)	(37,964)	(396,734)
Net increase (decrease)	(50,712)	$(540,188)	205,736	$2,117,484
Class R Shares:
Shares sold	2,228	$24,837	221	$2,321
Shares issued in reinvestment of
distributions	—	—	2	21
Net increase (decrease)	2,228	$24,837	223	$2,342
Advisor Class Shares:
Shares sold	20,950	$226,234	64,328	$668,503
Shares issued in reinvestment of
distributions	—	—	472	4,910
Shares redeemed	(192,051)	(2,133,257)	(47,142)	(491,815)
Net increase (decrease)	(171,101)	$(1,907,023)	17,658	$181,598

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Mutual Advisers, LLC (Franklin Mutual)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Templeton Global Advisors Limited (TGAL)	Investment manager
Templeton Investment Counsel, LLC (TIC)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Semiannual Report | 47

Franklin Templeton International Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.950%	Up to and including $1 billion
0.930%	Over $1 billion, up to and including $5 billion
0.910%	Over $5 billion, up to and including $10 billion
0.890%	Over $10 billion, up to and including $15 billion
0.870%	Over $15 billion, up to and including $20 billion
0.850%	In excess of $20 billion

Management fees paid by the Fund are reduced on assets invested in the GAF Subsidiary, in an amount not to exceed the management fees paid by GAF Subsidiary.

The GAF Subsidiary pays an investment management fee to Advisers based on the average daily net assets of the GAF Subsidiary as follows:

Annualized Fee Rate	Net Assets
0.950%	Up to and including $1 billion
0.930%	Over $1 billion, up to and including $5 billion
0.910%	Over $5 billion, up to and including $10 billion
0.890%	Over $10 billion, up to and including $15 billion
0.870%	Over $15 billion, up to and including $20 billion
0.850%	In excess of $20 billion

Effective October 1, 2013, the GAF Subsidiary combined its investment management and administration agreements as approved by the Board. The fees paid under the combined agreement do not exceed the aggregate fees that were paid under each of the separate agreements.

Prior to October 1, 2013, the GAF Subsidiary paid fees to Advisers based on the average daily net assets of the GAF Subsidiary as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $1 billion
0.730%	Over $1 billion, up to and including $5 billion
0.710%	Over $5 billion, up to and including $10 billion
0.690%	Over $10 billion, up to and including $15 billion
0.670%	Over $15 billion, up to and including $20 billion
0.650%	In excess of $20 billion

48 | Semiannual Report

Franklin Templeton International Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees (continued)

Under a subadvisory agreement, Franklin Mutual, FT Institutional, FTIML, TAML, TGAL, and TIC, affiliates of Advisers, provide subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

Effective October 1, 2013, under an agreement with Advisers, FT Services provides administrative services to the GAF Subsidiary. The fee is paid by Advisers based on the GAF Subsidiary’s average daily net assets, and is not an additional expense of the GAF Subsidiary.

Prior to October 1, 2013, the GAF Subsidiary paid administrative fees to FT Services of 0.20% per year of the average daily net assets of the GAF Subsidiary. Administrative fees paid by the Fund were reduced on assets invested in the GAF Subsidiary, in an amount not to exceed the administrative fees paid by the GAF Subsidiary.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

Semiannual Report | 49

Franklin Templeton International Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors have advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$7,114
CDSC retained	$2,824

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended November 30, 2013, the Fund paid transfer agent fees of $18,836, of which $9,444 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees and acquired fund fees and expenses) for each class of the Fund do not exceed 1.00% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2014.

g. Other Affiliated Transactions

At November 30, 2013, Advisers owned 59.15% of the Fund’s outstanding shares. Investment activities of this investment company could have a material impact on the Fund.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2013, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

50 | Semiannual Report

Franklin Templeton International Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2013, the Fund had short-term capital loss carryforwards of $282,890.

At November 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$38,020,354

Unrealized appreciation	$6,015,294
Unrealized depreciation	(1,141,453)
Net unrealized appreciation (depreciation)	$4,873,841

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales and financial futures transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2013, aggregated $7,236,705 and $10,456,839, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Semiannual Report | 51

Franklin Templeton International Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

9. OTHER DERIVATIVE INFORMATION

At November 30, 2013, the Fund’s investments in derivative contracts are reflected on the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts	Consolidated Statement			Consolidated Statement
Not Accounted for as	of Assets and	Fair Value		of Assets and	Fair Value
Hedging Instruments	Liabilities Locations	Amount		Liabilities Locations	Amount
Interest rate contracts	Variation margin / Net assets			Net assets consist of – net
	consist of – net unrealized			unrealized appreciation
	appreciation (depreciation)	$9,663	[a]	(depreciation)	$208,607	[a]
Foreign exchange
contracts	Unrealized appreciation on			Unrealized depreciation on
	forward exchange contracts /			forward exchange contracts /
	Net assets consist of – net			Net assets consist of – net
	unrealized appreciation			unrealized appreciation
	(depreciation)	213,740		(depreciation)	271,917
Equity contracts	Variation margin / Net assets			Unrealized depreciation on
	consist of – net unrealized			OTC swap contracts / Net
	appreciation depreciation)	382,212	[a]	assets consist of – net
unrealized appreciation
				(depreciation)	257,254	[a]

aIncludes cumulative appreciation (depreciation) of futures contracts and centrally cleared swaps as reported in the Consolidated Statement of Investments. Only current day’s variation margin is separately reported within the Consolidated Statement of Assets and Liabilities.

For the period ended November 30, 2013, the effect of derivative contracts on the Fund’s Consolidated Statement of Operations was as follows:

			Change in
			Unrealized
Derivative Contracts		Realized Gain	Appreciation
Not Accounted for as		(Loss) for	(Depreciation)
Hedging Instruments	Consolidated Statement of Operations Locations	the Period	for the Period
Interest rate contracts	Net realized gain (loss) from futures / swap contracts /
Net change in unrealized appreciation (depreciation)
	on investments	$213,377	$(160,600)
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions /
Net change in unrealized appreciation (depreciation)
	on translation of other assets and liabilities denominated
	in foreign currencies	(48,154)	(234,707)
Equity contracts	Net realized gain (loss) from investments, futures contracts,
	and swap contracts / Net change in unrealized appreciation
	(depreciation) on investments	(434,175)	(18,260)

For the period ended November 30, 2013, the average month end fair value of derivatives represented 2.61% of average month end net assets. The average month end number of open derivative contracts for the period was 214.

52 | Semiannual Report

Franklin Templeton International Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

9. OTHER DERIVATIVE INFORMATION (continued)

See Note 1(c) regarding derivative financial instruments.

At November 30, 2013, the Fund’s OTC derivative assets and liabilities, are as follows:

	Gross and Net Amounts of Assets and Liabilities
	Presented in the
	Consolidated Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$213,740	$271,917
Swap Contracts	—	5,531
Total	$213,740	$277,448

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

At November 30, 2013, the Fund’s OTC derivative assets which may be offset against the Fund’s derivative liabilities, and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the
		Consolidated Statement of
		Assets and Liabilities
	Gross and
	Net Amounts
	of Assets
	Presented in
	the Consolidated	Financial	Financial
	Statement	Instruments Instruments		Cash	Net Amount
	of Assets	Available for	Collateral	Collateral	(Not less
	and Liabilities	Offset	Received	Received[a]	than zero)
Counterparty
BZWS	$11,877	$(9,785)	$—	$—	$2,092
CITI	30,507	(19,809)	—	—	10,698
DBAB	86,622	(86,622)	—	—	—
FBCO	47	(47)	—	—	—
GSFX	2,905	(617)	—	—	2,288
HSBC	11,275	(3,387)	—	—	7,888
JPHQ	66,998	(14,291)	—	—	52,707
RBS	3,503	—	—	—	3,503
SSBT	6	(6)	—	—	—
Total	$213,740	$(134,564)	$—	$—	$79,176

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

Semiannual Report | 53

Franklin Templeton International Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

9. OTHER DERIVATIVE INFORMATION (continued)

At November 30, 2013, the Fund’s OTC derivative liabilities which may be offset against the Fund’s derivative assets, and collateral pledged to the counterparty, is as follows:

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(c) regarding derivative financial instruments.

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

54 | Semiannual Report

Franklin Templeton International Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

10. CREDIT FACILITY (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Consolidated Statement of Operations. During the period ended November 30, 2013, the Fund did not use the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Semiannual Report | 55

Franklin Templeton International Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

11.	FAIR VALUE MEASUREMENTS (continued)
A summary of inputs used as of November 30, 2013, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Capital Goods	$1,865,584	$22,050	$—	$1,887,634
Energy	3,016,723	205,275	—	3,221,998
Other Equity Investments[b]	19,762,443	—	—	19,762,443
Corporate Bonds	—	1,083,887	—	1,083,887
Senior Floating Rate Interests	—	25,007	—	25,007
Exchange Traded Notes	1,855,441	—	—	1,855,441
Foreign Government and Agency Securities	—	6,237,956	—	6,237,956
U.S. Government and Agency Securities	—	3,260,707	—	3,260,707
Options Purchased	2,160	—	—	2,160
Short Term Investments	3,046,319	2,510,643	—	5,556,962
Total Investments in Securities	$29,548,670	$13,345,525	$—	$42,894,195
Forward Exchange Contracts	—	213,740	—	213,740
Futures Contracts	389,715	—	—	389,715
Liabilities:
Swaps	—	13,687	—	13,687
Forward Exchange Contracts	—	271,917	—	271,917
Futures Contracts	452,174	—	—	452,174

[a]Includes common and preferred stocks.
[b]For detailed categories, see the accompanying Consolidated Statement of Investments.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its consolidated financial statements.

56 | Semiannual Report

Franklin Templeton International Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Counterparty / Exchange		Currency		Selected Portfolio
BOFA	-Bankof America Corp.	AUD	- Australian Dollar	ADR	-	American Depositary
BONY	-Bankof New York	CAD	-CanadianDollar			Receipt
BZWS	- Barclays Bank PLC	CHF	- Swiss Franc	ETN	-	Exchange Traded Note
CITI	- Citigroup, Inc.	EUR	- Euro	FHLB -		Federal Home Loan Bank
CME	- Chicago Mercantile	HUF	-HungarianForint	GDR	-	Global Depositary Receipt
	Exchange	IDR	-IndonesianRupiah	IDR	-	InternationalDepositary
DBAB	- Deutsche Bank AG	ILS	- New Israeli Shekel			Receipt
FBCO	- Credit Suisse Group AG	KRW	- South Korean Won
GSFX	- Goldman Sachs Bank	MXN	- Mexican Peso
HSBC	- HSBC Bank USA, NA.	MYR	- Malaysian Ringgit
JPHQ	- JP Morgan Chase & Co.	PLN	- Polish Zloty
MSCO	- Morgan Stanley	SEK	- Swedish Krona
RBS	- The Royal Bank of Scotland	SGD	-SingaporeDollar
Group PLC
SSBT	- State Street Bank Corp.
UBSW	- UBS AG

Semiannual Report | 57

Franklin Templeton International Trust

Shareholder Information

Franklin Templeton Global Allocation Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

58 | Semiannual Report

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  January 27, 2014

By /s/GASTON GARDEY

Gaston Gardey

      Chief Financial Officer and

 Chief Accounting Officer

Date  January 27, 2014